Warrant Liabilities (Details) - $ / shares	Jan. 17, 2024	Mar. 26, 2023
Warrants [member]
Warrant Liabilities (Details) [Line Items]
Share issued	2,518,984
Warrant A [Member]
Warrant Liabilities (Details) [Line Items]
Share issued	2,200,000
Warrant B [Member]
Warrant Liabilities (Details) [Line Items]
Warrants exercisable per share (in Dollars per share)	$ 1.25
Exchange Listing, LLC [Member] | Warrants [member]
Warrant Liabilities (Details) [Line Items]
Share issued		250,000
Warrants exercisable per share (in Dollars per share)		$ 4